Fees Summary	Mar. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,482,965,000
Previously Paid Amount	0
Total Fee Amount	1,171,497.47
Total Offset Amount	0
Net Fee	$ 1,171,497.47